As filed with the Securities and Exchange Commission on September 27, 2004
                                                    Registration Nos. 333-116760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      [] Pre-Effective Amendment No.    [X] Post-Effective Amendment No. 1
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)
                                 (800) 541-0171
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

         This Post-Effective Amendment consists of the following:

         (1)   Facing Sheet of the Registration Statement.

         (2)   Part C to the Registration Statement (including signature page).

         (3)   Exhibit 12 to the Registration Statement.

         This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

         Parts A, B and C of Registrant's Initial Registration Statement (No. 333-116760) and Pre-Effective Amendment No. 1 under the Securities Act of 1933 ("1933 Act"), filed on June 23, 2004 and August 6, 2004, respectively, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.
================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

     The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgements, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)    Amended Declaration of Trust.

       1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via EDGAR with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

       2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

       7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via EDGAR with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

       8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic allocation Series, filed via EDGAR with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

       9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

       10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

       14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

       15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

       17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

       18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to
            "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via EDGAR with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

       21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via EDGAR with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

       22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via EDGAR with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

       23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", "Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of
            Article IV list of Series as described in Trust's registration statement, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

       24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via EDGAR with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)    Not Applicable.

(3)    Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)    (a)  Investment Advisory Agreements.

            (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

            (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

            (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

            (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

            (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

            (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

            (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2003 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (b)  Subadvisory Agreements.

            (1) Subadvisory Agreement between Aberdeen Fund Managers, Inc. and Phoenix Investment Counsel, Inc. dated October 27, 1998, covering the International Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

            (2) First Amendment to the Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Aberdeen Fund Mangers, Inc., covering the Phoenix-Aberdeen International Series (f/k/a International Series) dated November 12, 2002, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

(7)    Not Applicable.

(8)    Not Applicable.

(9)    Custodian Agreement.

       (a) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. covering the International Series, previously filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via EDGAR with Post-Effective Amendment No. 20 on (File No. 033-05033) April 29, 1997.

       (b) Amendment to the Custodian Agreement between certain open-end management investment companies, as listed on the attached Appendix C and Brown Brothers Harriman & Co., dated June 29, 2001 to include Phoenix-Aberdeen Series Fund for Phoenix-Aberdeen Global Small Cap Fund and Phoenix-Aberdeen New Asia Fund; The Phoenix Edge Series Fund for Phoenix-Aberdeen New Asia Series and Phoenix-Sanford Bernstein Global Value Series, Phoenix-Aberdeen International Series; The Phoenix Multi-Portfolio Fund for the Phoenix-Aberdeen International Fund and Phoenix-Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (c) Letter Amendment, pursuant to Section 9 to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 3, 1996, to include Aberdeen New Asia Series and International Series, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (d) Amendment to Appendix "B" to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of August 19, 1997, to include Aberdeen New Asia Series and International Series, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (e) Amendment to Appendix C to the Amendment to the Custodian Agreements between Certain Open-End Management Investment Companies as Listed on Appendix C and Brown Brothers Harriman & Co. dated as of August 9, 2002, to include Phoenix-Aberdeen Series Fund for Phoenix-Aberdeen Global Small Cap Fund, Phoenix-Aberdeen Series Fund for the Phoenix-Aberdeen New Asia Fund, The Phoenix Edge Series Fund for Phoenix-Aberdeen New Asia Series, The Phoenix Edge Series Fund for Phoenix-Sanford Bernstein Global Value Series, The Phoenix Edge Series Fund for the Phoenix-Aberdeen International Series, The Phoenix Edge Series Fund for the Phoenix-Lazard International Equity Select Series, The Phoenix Multi-Portfolio Fund for the Phoenix-Aberdeen International Fund and Phoenix-Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (f) Amendment to Appendix C to Custodian Agreements between Certain Open-End Management Investment Companies and Brown Brothers Harriman & Co. dated as of March 18, 2003, to include The Phoenix Edge Series Fund for Phoenix-Sanford Bernstein Global Value Series; Phoenix-Aberdeen International Series; and Phoenix-Lazard International Equity Select Series; The Phoenix Multi-Portfolio Fund for The Phoenix-Aberdeen International Fund; and Phoenix Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(10)   Not Applicable.

(11) Opinion and Consent of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued filed via EDGAR with Form N-14 (File No. 333-116760) on August 6, 2004.

(12) Opinion and Consent of McDermott Will & Emery, LLP, special tax counsel to the Trust, with respect to a tax-free reorganization filed herewith.

(13)   (a)  Financial Agent Agreement between Registrant and Phoenix Home Life
            Mutual Insurance Company with respects to Phoenix Home Life Variable Accumulation Account (VA) and Phoenix Home Life Variable Universal Life Account dated November 15, 1995, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

       (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via EDGAR with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

       (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

       (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

       (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

            (1) First Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed via EDGAR on Form N-14 (Form No. 333-116760) on June 23, 2004.

            (2) Second Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated February 27, 2004, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

       (j)  Code of Ethics.

            (1) Amended and Restated Code of Ethics for Phoenix Funds, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Partners Funds, and The Phoenix Edge Series Fund, filed via EDGAR on Form N-14 (Form No. 333-116760) on June 23, 2004.

            (2) Code of Ethics for Aberdeen Fund Managers, Inc., filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

            (3) Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(14) Consent of PricewaterhouseCoopers LLP, filed via EDGAR with Form N-14 (File No. 333-116760) on August 6, 2004.

(15)   Not Applicable.

(16) Power of Attorney, filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

(17)   (a)  Form of Voting Instructions Card and Proxy Card for Phoenix-Sanford
            Bernstein Global Value Series, filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

       (b) Prospectus of The Phoenix Edge Series Fund, as filed via EDGAR on Form N-1A on April 30, 2004 with Post-Effective Amendment No. 47 (File No. 33-05033) and supplements to Prospectus dated July 6, 2004 and August 25, 2004 as filed via EDGAR on Forms 497 (File No. 33-05033) on July 7, 2004, and August 25, 2004, respectively, and incorporated by reference.

------------------

Item 17. Undertakings

       (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 27th day of September 2004.

                                                    THE PHOENIX EDGE SERIES FUND


Attest:  /s/ Mathew A. Swendiman       By:    /s/ Philip R. McLoughlin
         ---------------------------          ----------------------------------
         Matthew A. Swendiman          Name:  Philip R. McLoughlin
         Secretary                     Title: President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of September 2004.

Signature                                                 Title
---------                                                 -----


/s/Nancy G. Curtiss
----------------------------------
Nancy G. Curtiss                     Vice President, Treasurer and Principal
                                     Financial and Accounting Officer


----------------------------------
Frank M. Ellmer*                     Trustee


----------------------------------
John A. Fabian*                      Trustee


----------------------------------
Roger A. Gelfenbien*                 Trustee


----------------------------------
Philip K. Polkinghorn*               Trustee and Executive Vice President


----------------------------------
Eunice S. Groark*                    Trustee


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Frank E. Grzelecki*                  Trustee


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John R. Mallin*                      Trustee



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


/s/Philip R. McLoughlin
----------------------------------
Philip R. McLoughlin                 Trustee and President, Chief Executive
                                     Officer and Chairman (Principal Executive
                                     Officer)


*By:/s/ Philip R. McLoughlin
    ------------------------
*Pursuant to power of attorney, filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.



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